Fair Value Measurements	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Fair Value Disclosures [Abstract]
Fair Value Measurements	Fair Value Measurements
Fair Value Hierarchy—For disclosure purposes, financial instruments, whether measured at fair value on a recurring or nonrecurring basis or not measured at fair value, are classified in a hierarchy consisting of three levels based on the observability of valuation inputs in the market place as discussed below:

•
Level 1: Fair value measurements that are quoted prices (unadjusted) in active markets that we have the ability to access for identical assets or liabilities. Market price data generally is obtained from exchange or dealer markets.

•
Level 2: Fair value measurements based on inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. Level 2 inputs include quoted prices for similar assets and liabilities in active markets and inputs other than quoted prices that are observable for the asset or liability, such as interest rates and yield curves that are observable at commonly quoted intervals.

•
Level 3: Fair value measurements based on valuation techniques that use significant inputs that are unobservable. The circumstances for using these measurements include those in which there is little, if any, market activity for the asset or liability.

Fair values of interest rate swaps are determined using the market standard methodology of netting the discounted future fixed cash receipts/payments and the discounted expected variable cash payments/receipts. Fair values of interest rate caps, floors, flooridors and corridors are determined using the market standard methodology of discounting the future expected cash receipts that would occur if variable interest rates fell below the strike rates of the floors or rise above the strike rates of the caps. Variable interest rates used in the calculation of projected receipts and payments on the swaps, caps, and floors are based on an expectation of future interest rates derived from observable market interest rate curves (LIBOR forward curves) and volatilities (Level 2 inputs). We also incorporate credit valuation adjustments (Level 3 inputs) to appropriately reflect both our own nonperformance risk and the respective counterparty’s nonperformance risk.
Fair values of credit default swaps are obtained from a third party who publishes various information including the index composition and price data (Level 2 inputs). The fair value of credit default swaps does not contain credit-risk-related adjustments as the change in fair value is settled net through posting cash collateral or reclaiming cash collateral between us and our counterparty.
Fair values of interest rate floors are calculated using a third-party discounted cash flow model based on future cash flows that are expected to be received over the remaining life of the floor. These expected future cash flows are probability-weighted projections based on the contract terms, accounting for both the magnitude and likelihood of potential payments, which are both computed using the appropriate LIBOR forward curve and market implied volatilities as of the valuation date (Level 2 inputs).
Fair value of options on futures contracts is determined based on the last reported settlement price as of the measurement date (Level 1 inputs). These exchange-traded options are centrally cleared, and a clearinghouse stands in between all trades to ensure that the obligations involved in the trades are satisfied.
Fair values of marketable securities and liabilities associated with marketable securities, including public equity securities, equity put and call options, and other investments, are based on their quoted market closing prices (Level 1 inputs).
Fair values of hotel properties are based on methodologies which include the development of the discounted cash flow method of the income approach with support based on the market approach (Level 3 inputs). See note 5.
When a majority of the inputs used to value our derivatives fall within Level 2 of the fair value hierarchy, the derivative valuations in their entirety are classified in Level 2 of the fair value hierarchy. However, when valuation adjustments associated with our derivatives utilize Level 3 inputs, such as estimates of current credit spreads to evaluate the likelihood of default by us and our counterparties, which we consider significant (10% or more) to the overall valuation of our derivatives, the derivative valuations in their entirety are classified in Level 3 of the fair value hierarchy. Transfers of inputs between levels are determined at the end of each reporting period. In determining the fair values of our derivatives at June 30, 2020, the LIBOR interest rate forward curve (Level 2 inputs) assumed a downtrend from 0.162% to 0.101% for the remaining term of our derivatives. Credit spreads (Level 3 inputs) used in determining the fair values derivatives assumed an uptrend in nonperformance risk for us and all of our counterparties through the maturity dates.
Assets and Liabilities Measured at Fair Value on a Recurring Basis
The following table presents our assets and liabilities measured at fair value on a recurring basis aggregated by the level within which measurements fall in the fair value hierarchy (in thousands):

	Quoted Market Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Counter-party and Cash Collateral Netting(1)	Total

June 30, 2020:
Assets
Derivative assets:
Interest rate derivatives - floors	$—	$425	$—	$—	$425	(2)
Interest rate derivatives - caps	—	40	—	—	40	(2)
Credit default swaps	—	(1,154)	—	2,541	1,387	(2)
	—	(689)	—	2,541	1,852
Non-derivative assets:
Equity securities	1,819	—	—	—	1,819	(3)
Total	$1,819	$(689)	$—	$2,541	$3,671
Liabilities
Derivative liabilities:
Credit default swaps	—	(820)	—	600	(220)	(4)
Net	$1,819	$(1,509)	$—	$3,141	$3,451

December 31, 2019:
Assets
Derivative assets:
Interest rate derivatives - floors	$—	$42	$—	$257	$299	(2)
Interest rate derivatives - caps	—	47	—	—	47	(2)
Credit default swaps	—	(1,579)	—	2,924	1,345	(2)
	—	(1,490)	—	3,181	1,691
Non-derivative assets:
Equity securities	14,591	—	—	—	14,591	(3)
Total	$14,591	$(1,490)	$—	$3,181	$16,282
Liabilities
Derivative liabilities:
Credit default swaps	—	(1,092)	—	1,050	(42)	(4)
Net	$14,591	$(2,582)	$—	$4,231	$16,240
____________________________________

(1)	Represents net cash collateral posted between us and our counterparties.

(2)	Reported net as “derivative assets, net” in our consolidated balance sheets.

(3)	Reported as “marketable securities” in our consolidated balance sheets.

(4)	Reported net as “derivative liabilities, net” in our consolidated balance sheets.
Effect of Fair Value Measured Assets and Liabilities on Consolidated Statements of Operations
The following tables summarize the effect of fair value measured assets and liabilities on the consolidated statements of operations (in thousands):

	Gain (Loss) Recognized in Income
	Three Months Ended June 30,
	2020		2019
Assets
Derivative assets:
Interest rate derivatives - floors	$386		$2,115
Interest rate derivatives - caps	(18)		(472)
Credit default swaps	(2,005)	(4)	(257)	(4)
	(1,637)		1,386
Non-derivative assets:
Equity	483		618
Total	(1,154)		2,004
Liabilities
Derivative liabilities:
Credit default swaps	(1,171)	(4)	(135)	(4)
Net	$(2,325)		$1,869

Total combined
Interest rate derivatives - floors	$3,386		$2,340
Interest rate derivatives - caps	(18)		(472)
Credit default swaps	(3,176)		(392)
Unrealized gain (loss) on derivatives	192	(1)	1,476	(1)
Realized gain (loss) on interest rate floors	(3,000)	(2)	(225)	(2)
Unrealized gain (loss) on marketable securities	479	(3)	598	(3)
Realized gain (loss) on marketable securities	4	(2)	20	(2)
Net	$(2,325)		$1,869
____________________________________

(1)	Reported as “unrealized gain (loss) on derivatives” in our consolidated statements of operations.

(2)	Included in “other income (expense)” in our consolidated statements of operations.

(3)	Reported as “unrealized gain (loss) on marketable securities” in our consolidated statements of operations.

(4)	Excludes costs of $272 and $271 for the three months ended June 30, 2020 and 2019, respectively, included in “other income (expense)” associated with credit default swaps.

	Gain (Loss) Recognized in Income
	Six Months Ended June 30,
	2020		2019
Assets
Derivative assets:
Interest rate derivatives - floors	$763		$1,919
Interest rate derivatives - caps	(70)		(1,114)
Credit default swaps	425	(4)	(1,790)	(4)
	1,118		(985)
Non-derivative assets:
Equity	1,110		1,422
Total	2,228		437

Liabilities
Derivative liabilities:
Credit default swaps	271	(4)	(921)	(4)
Net	$2,499		$(484)

Total combined
Interest rate derivatives - floors	$3,988		$2,307
Interest rate derivatives - caps	(70)		(1,114)
Credit default swaps	696		(2,711)
Unrealized gain (loss) on derivatives	4,614	(1)	(1,518)	(1)
Realized gain (loss) on options on interest rate floors	(3,225)	(2)	(388)	(2)
Unrealized gain (loss) on marketable securities	(998)	(3)	1,406	(3)
Realized gain (loss) on marketable securities	2,108	(2)	16	(2)
Net	$2,499		$(484)

____________________________________

(1)	Reported as “unrealized gain (loss) on derivatives” in our consolidated statements of operations.

(2)	Included in “other income (expense)” in our consolidated statements of operations.

(3)	Reported as “unrealized gain (loss) on marketable securities” in our consolidated statements of operations.
(4)
Excludes costs of $540 and $537 for the six months ended June 30, 2020 and 2019, respectively, included in “other income (expense)” associated with credit default swaps.

Fair Value Measurements
Fair Value Hierarchy—For disclosure purposes, financial instruments, whether measured at fair value on a recurring or nonrecurring basis or not measured at fair value, are classified in a hierarchy consisting of three levels based on the observability of valuation inputs in the market place as discussed below:

•
Level 1: Fair value measurements that are quoted prices (unadjusted) in active markets that we have the ability to access for identical assets or liabilities. Market price data generally is obtained from exchange or dealer markets.

•
Level 2: Fair value measurements based on inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. Level 2 inputs include quoted prices for similar assets and liabilities in active markets and inputs other than quoted prices that are observable for the asset or liability, such as interest rates and yield curves that are observable at commonly quoted intervals.

•
Level 3: Fair value measurements based on valuation techniques that use significant inputs that are unobservable. The circumstances for using these measurements include those in which there is little, if any, market activity for the asset or liability.

Fair values of interest rate swaps are determined using the market standard methodology of netting the discounted future fixed cash receipts/payments and the discounted expected variable cash payments/receipts. Fair values of interest rate caps, floors, flooridors, and corridors are determined using the market standard methodology of discounting the future expected cash receipts that would occur if variable interest rates fell below the strike rates of the floors or rise above the strike rates of the caps. Variable interest rates used in the calculation of projected receipts and payments on the swaps, caps, and floors are based on an expectation of future interest rates derived from observable market interest rate curves (LIBOR forward curves) and volatilities (Level 2 inputs). We also incorporate credit valuation adjustments (Level 3 inputs) to appropriately reflect both our own nonperformance risk and the respective counterparty’s nonperformance risk.
Fair values of credit default swaps are obtained from a third party who publishes various information including the index composition and price data (Level 2 inputs). The fair value of credit default swaps does not contain credit-risk-related adjustments as the change in fair value is settled net through posting cash collateral or reclaiming cash collateral between us and our counterparty.
Fair values of interest rate floors are calculated using a third-party discounted cash flow model based on future cash flows that are expected to be received over the remaining life of the floor. These expected future cash flows are probability-weighted projections based on the contract terms, accounting for both the magnitude and likelihood of potential payments, which are both computed using the appropriate LIBOR forward curve and market implied volatilities as of the valuation date (Level 2 inputs).
Fair value of options on futures contracts is determined based on the last reported settlement price as of the measurement date (Level 1 inputs). These exchange-traded options are centrally cleared, and a clearinghouse stands in between all trades to ensure that the obligations involved in the trades are satisfied.
Fair values of marketable securities and liabilities associated with marketable securities, including public equity securities, equity put and call options, and other investments, are based on their quoted market closing prices (Level 1 inputs).
When a majority of the inputs used to value our derivatives fall within Level 2 of the fair value hierarchy, the derivative valuations in their entirety are classified in Level 2 of the fair value hierarchy. However, when valuation adjustments associated with our derivatives utilize Level 3 inputs, such as estimates of current credit spreads to evaluate the likelihood of default by us and our counterparties, which we consider significant (10% or more) to the overall valuation of our derivatives, the derivative valuations in their entirety are classified in Level 3 of the fair value hierarchy. Transfers of inputs between levels are determined at the end of each reporting period. In determining the fair values of our derivatives at December 31, 2019, the LIBOR interest rate forward curve (Level 2 inputs) assumed a downtrend from 1.76% to 1.47% for the remaining term of our derivatives. Credit spreads (Level 3 inputs) used in determining the fair values derivatives assumed an uptrend in nonperformance risk for us and all of our counterparties through the maturity dates.
Assets and Liabilities Measured at Fair Value on a Recurring Basis
The following table presents our assets and liabilities measured at fair value on a recurring basis aggregated by the level within which measurements fall in the fair value hierarchy (in thousands):

	Quoted Market Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Counter-party and Cash Collateral Netting (1)	Total
December 31, 2019:
Assets
Derivative assets:
Interest rate derivatives – floors	$—	$42	$—	$257	$299	(2)
Interest rate derivatives – caps	—	47	—	—	47	(2)
Credit default swaps	—	(1,579)	—	2,924	1,345	(2)
	—	(1,490)	—	3,181	1,691
Non-derivative assets:
Equity securities	14,591	—	—	—	14,591	(3)
Total	$14,591	$(1,490)	$—	$3,181	$16,282
Liabilities
Derivative liabilities:
Credit default swaps	—	(1,092)	—	1,050	(42)	(4)
Net	$14,591	$(2,582)	$—	$4,231	$16,240

December 31, 2018:
Assets
Derivative assets:
Interest rate derivatives – floors	$—	$255	$—	$208	$463	(2)
Interest rate derivatives – caps	—	601	—	—	601	(2)
Credit default swaps	—	520	—	812	1,332	(2)
	—	1,376	—	1,020	2,396
Non-derivative assets:
Equity securities	21,816	—	—	—	21,816	(3)
Total	$21,816	$1,376	$—	$1,020	$24,212
Liabilities
Derivative liabilities:
Credit default swaps	—	—	—	(50)	(50)	(4)
Net	$21,816	$1,376	$—	$970	$24,162
_________________________

(1)	Represents net cash collateral posted between us and our counterparties.

(2)	Reported net as “derivative assets, net” in our consolidated balance sheets.

(3)	Reported as “marketable securities” in our consolidated balance sheets.

(4)	Reported net as “derivative liabilities, net” in our consolidated balance sheets.
Effect of Fair Value Measured Assets and Liabilities on Consolidated Statements of Operations
The following tables summarize the effect of fair value measured assets and liabilities on the consolidated statements of operations (in thousands):

	Gain (Loss) Recognized in Income
	Year Ended December 31,
	2019		2018		2017
Assets
Derivative assets:
Interest rate derivatives - floors	$(438)		$(488)		$(2,435)
Interest rate derivatives - caps	(1,666)		(2,678)		(758)
Credit default swaps	(2,098)	(4)	703	(4)	(4,201)	(4)
Options on futures contracts	—		—		(116)
Non-derivative assets:
Equity	1,980		(924)		(3,678)
Total	(2,222)		(3,387)		(11,188)
Liabilities
Derivative liabilities:
Credit default swaps	(1,092)		285		—
Net	$(3,314)		$(3,102)		$(11,188)

Total combined
Interest rate derivatives - floors	$362		$(488)		$(2,435)
Interest rate derivatives - caps	(1,666)		(2,678)		(758)
Credit default swaps	(3,190)		988		(36)
Options on futures contracts	—		—		427
Total derivatives	(4,494)	(1)	(2,178)	(1)	(2,802)	(1)
Realized gain (loss) on credit default swaps	—	(2) (4)	—	(2) (4)	(4,165)	(2) (4)
Realized gain (loss) on options on futures contracts	(800)	(2)	—	(2)	(543)	(2)
Unrealized gain (loss) on marketable securities	1,896	(3)	(1,013)	(3)	(4,649)	(3)
Realized gain (loss) on marketable securities	84	(2)	89	(2)	971	(2)
Net	$(3,314)		$(3,102)		$(11,188)
_________________________

(1)	Reported as “unrealized gain (loss) on derivatives” in our consolidated statements of operations.

(2)	Included in “other income (expense)” in our consolidated statements of operations.

(3)	Reported as “unrealized gain (loss) on marketable securities” in our consolidated statements of operations.
(4)
Excludes costs of $1,077, $1,045 and $1,036 in 2019, 2018 and 2017, respectively, included in “other income (expense)” associated with credit default swaps.